Equity	12 Months Ended
Dec. 31, 2011
EQUITY

15. EQUITY

STOCK PURCHASE AGREEMENT

On March 12, 2010, the Company and Terrific Investment Corporation (“Investor”), a wholly owned subsidiary of China Investment Corporation, entered into a stockholder agreement (the “Stockholder Agreement”) in connection with the agreement discussed in the following paragraph. Under the Stockholder Agreement, as long as Investor holds more than 5% of the outstanding shares of common stock of the Company, Investor has the right to designate one nominee, who must be reasonably acceptable to the Board, for election to the Board of Directors of the Company. Effective December 9, 2011, Investor's designated nominee was elected to the Board of Directors of the Company. In addition, until such time as Investor holds 5% or less of the outstanding shares of common stock, Investor has agreed to vote its shares in accordance with the recommendation of the Company on any matters submitted to a vote of the stockholders of the Company relating to the election of directors and compensation matters. Otherwise, Investor may vote its shares at its discretion. Further, under the Stockholder Agreement, Investor will be subject to a standstill restriction which generally prohibits Investor from purchasing additional securities of the Company beyond the level acquired by it under the stock purchase agreement entered into between Investor and the Company on November 6, 2009. The standstill and lock-up restrictions also terminate at such time as Investor holds 5% or less of the outstanding shares of common stock. Investor has certain registration rights and preemptive rights under the Stockholder Agreement with respect to its shares of common stock of the Company.

On March 15, 2010, the Company completed the sale of 125,468,788 shares of common stock to Investor. The shares were sold for $12.60 per share, for an aggregate purchase price of $1.58 billion. Investor's ownership in the Company's common stock is now approximately 15% of the Company's total outstanding shares of common stock on a fully diluted basis.

STOCK REPURCHASE PROGRAM

In July 2010, the Company's Board of Directors approved a stock repurchase program (the “Program”) under which the Company can repurchase up to $500 million of AES common stock. The Board authorization permits the Company to repurchase stock through a variety of methods, including open market repurchases and/or privately negotiated transactions. There can be no assurances as to the amount, timing or prices of repurchases, which may vary based on market conditions and other factors. The Program does not have an expiration date and can be modified or terminated by the Board of Directors at any time. During the year ended December 31, 2011, shares of common stock repurchased under this plan totaled 25,541,980 at a total cost of $279 million plus a nominal amount of commissions (average of $10.93 per share including commissions), bringing the cumulative total purchases under the program to 33,924,805 shares at a total cost of $378 million plus a nominal amount of commissions (average of $11.16 per share including commissions).

The shares of stock repurchased have been classified as treasury stock and accounted for using the cost method. A total of 42,386,961 and 17,287,073 shares were held in treasury stock at December 31, 2011 and 2010, respectively. The Company has not retired any shares held in treasury during the years ended December 31, 2011, 2010 or 2009.

ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010

	(in millions)
Foreign currency translation adjustment	$1,967	$1,824
Unrealized derivative losses, net	534	344
Unfunded pension obligations	257	216
Unrealized (gain) loss on securities available for sale	-	(1)
Total	$2,758	$2,383

EQUITY TRANSACTIONS WITH NONCONTROLLING INTERESTS

On July 7, 2011, a subsidiary of the Company completed the acquisition of an additional 10% equity interest in AES-VCM Mong Duong Power Company Limited (“Mong Duong”), a 1,200 MW coal-fired power plant in development in the Quang Ninh province in Vietnam, from Vietnam National Coal and Mineral Industries Group, its minority shareholder. On July 8, 2011, through a subsidiary, the Company sold 30% and 19% equity interests in Mong Duong to PSC Energy Global Co., Ltd. (a wholly owned subsidiary of POSCO Corporation) and Stable Investment Corporation (a wholly owned subsidiary of China Investment Corporation, a related party), respectively, resulting in the Company retaining a 51% indirect equity interest in Mong Duong. As a result of these transactions, the Company did not lose control of Mong Duong, which continues to be accounted for as a consolidated subsidiary. A net gain of $19 million resulting from these transactions was recorded as an equity transaction in additional paid-in capital.

The following table summarizes the net income attributable to The AES Corporation and transfers (to) from noncontrolling interests for the years ended December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Net income attributable to The AES Corporation	$58	$9
Transfers (to) from the noncontrolling interests:
Net increase in The AES Corporation's paid-in capital for sale of subsidiary shares	19	-
Decrease in The AES Corporation's paid-in capital for purchase of subsidiary shares	-	(25)
Net transfers (to) from noncontrolling interest	19	(25)
Change from net income attributable to The AES Corporation and transfers (to) from
noncontrolling interests	$77	$(16)